S-K 1602(c) Dilution	Mar. 16, 2026 USD ($) $ / shares shares
Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.28
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	2.72
No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.27
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.73
Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 125,735,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,305,797
With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 144,660,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,879,167
Redemption at 25 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.68
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	3.32
Redemption at 25 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.66
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.34
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 94,485,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,180,797
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 108,722,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,285,417
Redemption at 50 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.73
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	4.27
Redemption at 50 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.72
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.28
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 63,235,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,055,797
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 72,785,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,691,667
Redemption at 75 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.05
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	5.95
Redemption at 75 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.03
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.97
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 31,985,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	7,930,797
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 36,847,785
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,097,917
Redemption at 100 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	9.83
Redemption at 100 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.02)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.85
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 735,885
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	4,805,797
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (99,715)
Net Tangible Book Value, Adjusted	$ 910,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,504,167
Public Units [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.3
Public Units [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.29
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.7
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.68
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.75
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.74
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.07
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.05
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.19
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Exercise Of Over-Allotment Option [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.17
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 125,925,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	144,675,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	125,925,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	144,675,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	125,925,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	144,675,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	125,925,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	144,675,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	125,925,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	144,675,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Plus Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	85,000
Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(174,400)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(174,400)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(174,400)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(174,400)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(174,400)
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(31,250,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(35,937,500)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,750,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(107,812,500)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (143,750,000)
Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066.667
Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5.066
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Outstanding Prior to this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,066,667
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 0
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(660,870)
Ordinary Shares Forfeited if Over- allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(660,870)
Common Stock Included in the Units Offered [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,500,000
Common Stock Included in the Units Offered [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,375,000
Common Stock Included in the Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,500,000
Common Stock Included in the Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,375,000
Common Stock Included in the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	400,000
Common Stock Included in the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	437,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	400,000
Common Stock Included in the Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	437,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	400,000
Common Stock Included in the Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	437,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	400,000
Common Stock Included in the Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	437,500
Common Stock Included in the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	400,000
Common Stock Included in the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	437,500
Less Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Less Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	0
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,125,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,593,750)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(6,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,187,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(9,375,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(10,781,250)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(14,375,000)